Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Mar. 01, 2016
Supplement [Text Block]	mnfi_SupplementTextBlock

MANNING & NAPIER FUND, INC.

(the “Fund”)

Supplement dated March 28, 2016 to the prospectuses (the “Prospectuses”) and Statement of Additional Information (“SAI”) dated March 1, 2016 for the following Series and Classes of the Fund:

Equity Series

This supplement provides new and additional information beyond that contained in the Prospectuses and SAI and should be read in conjunction with the Prospectuses and SAI.

2.	The “Fees and Expenses” and “Example” sections in the Equity Series Prospectus are hereby deleted and replaced with the following:

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Series.

EQUITY SERIES
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and Service (12b-1) Fees	None
Other Expenses[1]	0.13%
Acquired fund fees and expenses	0.01%
Total Annual Fund Operating Expenses[2]	1.14%
Less Fee Waiver and/or Expense Reimbursement[3]	(0.08)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.06%

[1] Other expenses have been restated to reflect current fees and expenses.

[2] The total annual fund operating expenses in this fee table may not correlate to the expense ratios in the financial highlights in this prospectus (and in the Series’ financial statements) because (a) other expenses have been restated to reflect current fees and expenses and (b) the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

[3] Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the Series’ total direct annual fund operating expenses do not exceed 1.05% of the Series’ average daily net assets. This contractual waiver will continue until at least February 28, 2017 and may not be amended or terminated prior to such date without the approval of the Series’ Board of Directors. The Advisors’ agreement to limit the Series’ operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Series through its investments in other investment companies.

Example

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation for the first year only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
$108	$354	$620	$1,379

Equity Series
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mnfi_SupplementTextBlock

MANNING & NAPIER FUND, INC.

(the “Fund”)

Supplement dated March 28, 2016 to the prospectuses (the “Prospectuses”) and Statement of Additional Information (“SAI”) dated March 1, 2016 for the following Series and Classes of the Fund:

Equity Series

This supplement provides new and additional information beyond that contained in the Prospectuses and SAI and should be read in conjunction with the Prospectuses and SAI.

2.	The “Fees and Expenses” and “Example” sections in the Equity Series Prospectus are hereby deleted and replaced with the following:

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Series.

EQUITY SERIES
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and Service (12b-1) Fees	None
Other Expenses[1]	0.13%
Acquired fund fees and expenses	0.01%
Total Annual Fund Operating Expenses[2]	1.14%
Less Fee Waiver and/or Expense Reimbursement[3]	(0.08)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.06%

[1] Other expenses have been restated to reflect current fees and expenses.

[2] The total annual fund operating expenses in this fee table may not correlate to the expense ratios in the financial highlights in this prospectus (and in the Series’ financial statements) because (a) other expenses have been restated to reflect current fees and expenses and (b) the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

[3] Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the Series’ total direct annual fund operating expenses do not exceed 1.05% of the Series’ average daily net assets. This contractual waiver will continue until at least February 28, 2017 and may not be amended or terminated prior to such date without the approval of the Series’ Board of Directors. The Advisors’ agreement to limit the Series’ operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Series through its investments in other investment companies.

Example

The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation for the first year only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
$108	$354	$620	$1,379

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	EQUITY SERIES Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2017
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other expenses have been restated to reflect current fees and expenses.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table may not correlate to the expense ratios in the financial highlights in this prospectus (and in the Series’ financial statements) because (a) other expenses have been restated to reflect current fees and expenses and (b) the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation for the first year only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Equity Series | EQUITY SERIES
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%	[2]
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.06%
AFTER 1 YEAR	rr_ExpenseExampleYear01	$ 108
AFTER 3 YEARS	rr_ExpenseExampleYear03	354
AFTER 5 YEARS	rr_ExpenseExampleYear05	620
AFTER 10 YEARS	rr_ExpenseExampleYear10	$ 1,379

[1]	Other expenses have been restated to reflect current fees and expenses.
[2]	The total annual fund operating expenses in this fee table may not correlate to the expense ratios in the financial highlights in this prospectus (and in the Series’ financial statements) because (a) other expenses have been restated to reflect current fees and expenses and (b) the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.
[3]	Manning & Napier Advisors, LLC (the Advisor) has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the Series’ total direct annual fund operating expenses do not exceed 1.05% of the Series’ average daily net assets. This contractual waiver will continue until at least February 28, 2017 and may not be amended or terminated prior to such date without the approval of the Series’ Board of Directors. The Advisors’ agreement to limit the Series’ operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Series through its investments in other investment companies.